Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Portfolios, Inc.
Entity Central Index Key	0001015965
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000107268
Shareholder Report [Line Items]
Fund Name	Voya Emerging Markets Index Portfolio
Class Name	Class I
Trading Symbol	IEPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Emerging Markets Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 100,752,260
Holdings Count | Holding	1,116
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$100,752,260 # of Portfolio Holdings1,116 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	2.8%
Preferred Stock	1.9%
Common Stock	96.0%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	4.2%
Tencent Holdings Ltd.	4.1%
Alibaba Group Holding Ltd.	1.8%
Reliance Industries Ltd.	1.5%
SK hynix, Inc.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.1%
PDD Holdings, Inc.	1.0%
ICICI Bank Ltd.	1.0%
Meituan - Class B	1.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000107269
Shareholder Report [Line Items]
Fund Name	Voya Emerging Markets Index Portfolio
Class Name	Class S
Trading Symbol	IEPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Emerging Markets Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 100,752,260
Holdings Count | Holding	1,116
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$100,752,260 # of Portfolio Holdings1,116 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	2.8%
Preferred Stock	1.9%
Common Stock	96.0%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	4.2%
Tencent Holdings Ltd.	4.1%
Alibaba Group Holding Ltd.	1.8%
Reliance Industries Ltd.	1.5%
SK hynix, Inc.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.1%
PDD Holdings, Inc.	1.0%
ICICI Bank Ltd.	1.0%
Meituan - Class B	1.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000062188
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IGHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 473,964,547
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$473,964,547 # of Portfolio Holdings249 Portfolio Turnover Rate35%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Switzerland	1.5%
Italy	1.6%
Germany	1.6%
Spain	1.9%
France	2.3%
Australia	2.5%
United Kingdom	3.4%
Canada	3.6%
Japan	6.8%
United States	69.4%

Largest Holdings [Text Block]

Top 10 Holdings

Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
AbbVie, Inc.	1.5%
PepsiCo, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.1%
Philip Morris International, Inc.	1.1%
Merck & Co., Inc.	1.0%
Elevance Health, Inc.	0.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000062187
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IIGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 473,964,547
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$473,964,547 # of Portfolio Holdings249 Portfolio Turnover Rate35%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Switzerland	1.5%
Italy	1.6%
Germany	1.6%
Spain	1.9%
France	2.3%
Australia	2.5%
United Kingdom	3.4%
Canada	3.6%
Japan	6.8%
United States	69.4%

Largest Holdings [Text Block]

Top 10 Holdings

Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
AbbVie, Inc.	1.5%
PepsiCo, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.1%
Philip Morris International, Inc.	1.1%
Merck & Co., Inc.	1.0%
Elevance Health, Inc.	0.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000057556
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IGHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 473,964,547
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$473,964,547 # of Portfolio Holdings249 Portfolio Turnover Rate35%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Switzerland	1.5%
Italy	1.6%
Germany	1.6%
Spain	1.9%
France	2.3%
Australia	2.5%
United Kingdom	3.4%
Canada	3.6%
Japan	6.8%
United States	69.4%

Largest Holdings [Text Block]

Top 10 Holdings

Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
AbbVie, Inc.	1.5%
PepsiCo, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.1%
Philip Morris International, Inc.	1.1%
Merck & Co., Inc.	1.0%
Elevance Health, Inc.	0.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074921
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	IWTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 473,964,547
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$473,964,547 # of Portfolio Holdings249 Portfolio Turnover Rate35%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Switzerland	1.5%
Italy	1.6%
Germany	1.6%
Spain	1.9%
France	2.3%
Australia	2.5%
United Kingdom	3.4%
Canada	3.6%
Japan	6.8%
United States	69.4%

Largest Holdings [Text Block]

Top 10 Holdings

Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
AbbVie, Inc.	1.5%
PepsiCo, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.1%
Philip Morris International, Inc.	1.1%
Merck & Co., Inc.	1.0%
Elevance Health, Inc.	0.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000200207
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class ADV
Trading Symbol	VIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
AssetsNet	$ 886,870,120
Holdings Count | Holding	227
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$886,870,120 # of Portfolio Holdings227 Portfolio Turnover Rate30%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.5%
Common Stock	99.5%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	6.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.3%
Alphabet, Inc. - Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.2%
Merck & Co., Inc.	1.2%
Visa, Inc. - Class A	1.2%
Broadcom, Inc.	1.1%
Applied Materials, Inc.	1.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000023722
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class I
Trading Symbol	IPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 886,870,120
Holdings Count | Holding	227
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$886,870,120 # of Portfolio Holdings227 Portfolio Turnover Rate30%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.5%
Common Stock	99.5%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	6.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.3%
Alphabet, Inc. - Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.2%
Merck & Co., Inc.	1.2%
Visa, Inc. - Class A	1.2%
Broadcom, Inc.	1.1%
Applied Materials, Inc.	1.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000023723
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class S
Trading Symbol	IPLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 886,870,120
Holdings Count | Holding	227
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$886,870,120 # of Portfolio Holdings227 Portfolio Turnover Rate30%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.5%
Common Stock	99.5%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	6.9%
Microsoft Corp.	6.7%
Apple, Inc.	6.3%
Alphabet, Inc. - Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.2%
Merck & Co., Inc.	1.2%
Visa, Inc. - Class A	1.2%
Broadcom, Inc.	1.1%
Applied Materials, Inc.	1.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000023724
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class I
Trading Symbol	IPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 488,413,703
Holdings Count | Holding	313
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$488,413,703 # of Portfolio Holdings313 Portfolio Turnover Rate30%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.2%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

Pure Storage, Inc. - Class A	1.1%
Owens Corning	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
TopBuild Corp.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.9%
RPM International, Inc.	0.9%
Neurocrine Biosciences, Inc.	0.9%
Graco, Inc.	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000023725
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class S
Trading Symbol	IPMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 488,413,703
Holdings Count | Holding	313
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$488,413,703 # of Portfolio Holdings313 Portfolio Turnover Rate30%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.2%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

Pure Storage, Inc. - Class A	1.1%
Owens Corning	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
TopBuild Corp.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.9%
RPM International, Inc.	0.9%
Neurocrine Biosciences, Inc.	0.9%
Graco, Inc.	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000023726
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class I
Trading Symbol	IPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 221,465,869
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$221,465,869 # of Portfolio Holdings487 Portfolio Turnover Rate30%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	2.4%
Warrants	0.1%
Common Stock	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Abercrombie & Fitch Co. - Class A	0.9%
Mr Cooper Group, Inc.	0.9%
ATI, Inc.	0.8%
SM Energy Co.	0.8%
Axcelis Technologies, Inc.	0.7%
Boise Cascade Co.	0.7%
Installed Building Products, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
Merit Medical Systems, Inc.	0.7%
Brady Corp. - Class A	0.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000023727
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class S
Trading Symbol	IPSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 221,465,869
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$221,465,869 # of Portfolio Holdings487 Portfolio Turnover Rate30%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	2.4%
Warrants	0.1%
Common Stock	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Abercrombie & Fitch Co. - Class A	0.9%
Mr Cooper Group, Inc.	0.9%
ATI, Inc.	0.8%
SM Energy Co.	0.8%
Axcelis Technologies, Inc.	0.7%
Boise Cascade Co.	0.7%
Installed Building Products, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
Merit Medical Systems, Inc.	0.7%
Brady Corp. - Class A	0.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060418
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class ADV
Trading Symbol	IIIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,189,148,130
Holdings Count | Holding	767
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,189,148,130 # of Portfolio Holdings767 Portfolio Turnover Rate5%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(4.8)%
Spain	2.6%
Sweden	3.2%
Denmark	3.9%
Netherlands	5.4%
Australia	6.5%
Germany	8.5%
Switzerland	10.1%
France	11.0%
United Kingdom	14.5%
Japan	22.5%

Largest Holdings [Text Block]

Top 10 Holdings

Novo Nordisk A/S - Class B	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.3%
SAP SE	1.3%
Roche Holding AG	1.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060419
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class I
Trading Symbol	IIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,189,148,130
Holdings Count | Holding	767
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,189,148,130 # of Portfolio Holdings767 Portfolio Turnover Rate5%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(4.8)%
Spain	2.6%
Sweden	3.2%
Denmark	3.9%
Netherlands	5.4%
Australia	6.5%
Germany	8.5%
Switzerland	10.1%
France	11.0%
United Kingdom	14.5%
Japan	22.5%

Largest Holdings [Text Block]

Top 10 Holdings

Novo Nordisk A/S - Class B	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.3%
SAP SE	1.3%
Roche Holding AG	1.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060420
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S
Trading Symbol	INTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,189,148,130
Holdings Count | Holding	767
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,189,148,130 # of Portfolio Holdings767 Portfolio Turnover Rate5%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(4.8)%
Spain	2.6%
Sweden	3.2%
Denmark	3.9%
Netherlands	5.4%
Australia	6.5%
Germany	8.5%
Switzerland	10.1%
France	11.0%
United Kingdom	14.5%
Japan	22.5%

Largest Holdings [Text Block]

Top 10 Holdings

Novo Nordisk A/S - Class B	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.3%
SAP SE	1.3%
Roche Holding AG	1.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074922
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S2
Trading Symbol	ISIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,189,148,130
Holdings Count | Holding	767
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,189,148,130 # of Portfolio Holdings767 Portfolio Turnover Rate5%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(4.8)%
Spain	2.6%
Sweden	3.2%
Denmark	3.9%
Netherlands	5.4%
Australia	6.5%
Germany	8.5%
Switzerland	10.1%
France	11.0%
United Kingdom	14.5%
Japan	22.5%

Largest Holdings [Text Block]

Top 10 Holdings

Novo Nordisk A/S - Class B	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Novartis AG	1.3%
SAP SE	1.3%
Roche Holding AG	1.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000076102
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$52	0.94%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,937,095,026
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,937,095,026 # of Portfolio Holdings108 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	13.6%
Apple, Inc.	12.5%
NVIDIA Corp.	12.0%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. - Class A	4.5%
Alphabet, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	3.7%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.0%
Tesla, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000076103
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.43%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,937,095,026
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,937,095,026 # of Portfolio Holdings108 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	13.6%
Apple, Inc.	12.5%
NVIDIA Corp.	12.0%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. - Class A	4.5%
Alphabet, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	3.7%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.0%
Tesla, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000076104
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$38	0.68%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,937,095,026
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,937,095,026 # of Portfolio Holdings108 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	13.6%
Apple, Inc.	12.5%
NVIDIA Corp.	12.0%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. - Class A	4.5%
Alphabet, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	3.7%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.0%
Tesla, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060424
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,375,896,773
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,375,896,773 # of Portfolio Holdings200 Portfolio Turnover Rate9%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Exchange-Traded Funds	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.4%
Apple, Inc.	7.7%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.8%
Alphabet, Inc. - Class A	2.7%
Alphabet, Inc. - Class C	2.3%
Eli Lilly & Co.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%
Broadcom, Inc.	1.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060425
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 2,375,896,773
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,375,896,773 # of Portfolio Holdings200 Portfolio Turnover Rate9%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Exchange-Traded Funds	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.4%
Apple, Inc.	7.7%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.8%
Alphabet, Inc. - Class A	2.7%
Alphabet, Inc. - Class C	2.3%
Eli Lilly & Co.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%
Broadcom, Inc.	1.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060426
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
AssetsNet	$ 2,375,896,773
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,375,896,773 # of Portfolio Holdings200 Portfolio Turnover Rate9%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Exchange-Traded Funds	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.4%
Apple, Inc.	7.7%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.8%
Alphabet, Inc. - Class A	2.7%
Alphabet, Inc. - Class C	2.3%
Eli Lilly & Co.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%
Broadcom, Inc.	1.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074924
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
AssetsNet	$ 2,375,896,773
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,375,896,773 # of Portfolio Holdings200 Portfolio Turnover Rate9%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Exchange-Traded Funds	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.4%
Apple, Inc.	7.7%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.8%
Alphabet, Inc. - Class A	2.7%
Alphabet, Inc. - Class C	2.3%
Eli Lilly & Co.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%
Broadcom, Inc.	1.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000076109
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class ADV
Trading Symbol	IRVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,196,157,804
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,196,157,804 # of Portfolio Holdings160 Portfolio Turnover Rate24%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.9%
JPMorgan Chase & Co.	3.8%
Exxon Mobil Corp.	3.4%
UnitedHealth Group, Inc.	2.9%
Johnson & Johnson	2.3%
Procter & Gamble Co.	2.0%
Walmart, Inc.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.8%
Thermo Fisher Scientific, Inc.	1.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000076106
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class I
Trading Symbol	IRVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 1,196,157,804
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,196,157,804 # of Portfolio Holdings160 Portfolio Turnover Rate24%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.9%
JPMorgan Chase & Co.	3.8%
Exxon Mobil Corp.	3.4%
UnitedHealth Group, Inc.	2.9%
Johnson & Johnson	2.3%
Procter & Gamble Co.	2.0%
Walmart, Inc.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.8%
Thermo Fisher Scientific, Inc.	1.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000076107
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class S
Trading Symbol	IRVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,196,157,804
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,196,157,804 # of Portfolio Holdings160 Portfolio Turnover Rate24%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.9%
JPMorgan Chase & Co.	3.8%
Exxon Mobil Corp.	3.4%
UnitedHealth Group, Inc.	2.9%
Johnson & Johnson	2.3%
Procter & Gamble Co.	2.0%
Walmart, Inc.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.8%
Thermo Fisher Scientific, Inc.	1.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000076111
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 939,506,345
Holdings Count | Holding	295
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$939,506,345 # of Portfolio Holdings295 Portfolio Turnover Rate44%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.8%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.9%
Dexcom, Inc.	1.7%
Trade Desk, Inc. - Class A	1.6%
NU Holdings Ltd./Cayman Islands - Class A	1.6%
Super Micro Computer, Inc.	1.5%
IDEXX Laboratories, Inc.	1.5%
Ameriprise Financial, Inc.	1.5%
Datadog, Inc. - Class A	1.5%
Monolithic Power Systems, Inc.	1.5%
Verisk Analytics, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000076112
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 939,506,345
Holdings Count | Holding	295
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$939,506,345 # of Portfolio Holdings295 Portfolio Turnover Rate44%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.8%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.9%
Dexcom, Inc.	1.7%
Trade Desk, Inc. - Class A	1.6%
NU Holdings Ltd./Cayman Islands - Class A	1.6%
Super Micro Computer, Inc.	1.5%
IDEXX Laboratories, Inc.	1.5%
Ameriprise Financial, Inc.	1.5%
Datadog, Inc. - Class A	1.5%
Monolithic Power Systems, Inc.	1.5%
Verisk Analytics, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000076113
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S2
Trading Symbol	IRGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 939,506,345
Holdings Count | Holding	295
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$939,506,345 # of Portfolio Holdings295 Portfolio Turnover Rate44%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.8%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.9%
Dexcom, Inc.	1.7%
Trade Desk, Inc. - Class A	1.6%
NU Holdings Ltd./Cayman Islands - Class A	1.6%
Super Micro Computer, Inc.	1.5%
IDEXX Laboratories, Inc.	1.5%
Ameriprise Financial, Inc.	1.5%
Datadog, Inc. - Class A	1.5%
Monolithic Power Systems, Inc.	1.5%
Verisk Analytics, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060427
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 988,741,960
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$988,741,960 # of Portfolio Holdings828 Portfolio Turnover Rate22%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.0%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060428
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 988,741,960
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$988,741,960 # of Portfolio Holdings828 Portfolio Turnover Rate22%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.0%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060429
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 988,741,960
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$988,741,960 # of Portfolio Holdings828 Portfolio Turnover Rate22%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.0%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074925
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 988,741,960
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$988,741,960 # of Portfolio Holdings828 Portfolio Turnover Rate22%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.0%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060430
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 570,483,035
Holdings Count | Holding	1,777
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$570,483,035 # of Portfolio Holdings1,777 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Short-Term Investments	6.3%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060431
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 570,483,035
Holdings Count | Holding	1,777
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$570,483,035 # of Portfolio Holdings1,777 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Short-Term Investments	6.3%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060432
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 570,483,035
Holdings Count | Holding	1,777
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$570,483,035 # of Portfolio Holdings1,777 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Short-Term Investments	6.3%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074926
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 570,483,035
Holdings Count | Holding	1,777
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$570,483,035 # of Portfolio Holdings1,777 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Short-Term Investments	6.3%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074663
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class ADV
Trading Symbol	IASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$67	1.36%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%
AssetsNet	$ 280,838,815
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$280,838,815 # of Portfolio Holdings161 Portfolio Turnover Rate86%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.5%
Exchange-Traded Funds	1.5%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

First BanCorp/Puerto Rico	2.1%
Portland General Electric Co.	1.9%
Box, Inc. - Class A	1.8%
Element Solutions, Inc.	1.7%
Avista Corp.	1.7%
Murphy Oil Corp.	1.6%
Excelerate Energy, Inc. - Class A	1.6%
BellRing Brands, Inc.	1.6%
QIAGEN N.V.	1.5%
iShares Russell 2000 ETF	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000023730
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class I
Trading Symbol	IVCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
AssetsNet	$ 280,838,815
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$280,838,815 # of Portfolio Holdings161 Portfolio Turnover Rate86%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.5%
Exchange-Traded Funds	1.5%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

First BanCorp/Puerto Rico	2.1%
Portland General Electric Co.	1.9%
Box, Inc. - Class A	1.8%
Element Solutions, Inc.	1.7%
Avista Corp.	1.7%
Murphy Oil Corp.	1.6%
Excelerate Energy, Inc. - Class A	1.6%
BellRing Brands, Inc.	1.6%
QIAGEN N.V.	1.5%
iShares Russell 2000 ETF	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000163202
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class R6
Trading Symbol	VSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 280,838,815
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$280,838,815 # of Portfolio Holdings161 Portfolio Turnover Rate86%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.5%
Exchange-Traded Funds	1.5%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

First BanCorp/Puerto Rico	2.1%
Portland General Electric Co.	1.9%
Box, Inc. - Class A	1.8%
Element Solutions, Inc.	1.7%
Avista Corp.	1.7%
Murphy Oil Corp.	1.6%
Excelerate Energy, Inc. - Class A	1.6%
BellRing Brands, Inc.	1.6%
QIAGEN N.V.	1.5%
iShares Russell 2000 ETF	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000023731
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class S
Trading Symbol	IVPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 280,838,815
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$280,838,815 # of Portfolio Holdings161 Portfolio Turnover Rate86%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.5%
Exchange-Traded Funds	1.5%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

First BanCorp/Puerto Rico	2.1%
Portland General Electric Co.	1.9%
Box, Inc. - Class A	1.8%
Element Solutions, Inc.	1.7%
Avista Corp.	1.7%
Murphy Oil Corp.	1.6%
Excelerate Energy, Inc. - Class A	1.6%
BellRing Brands, Inc.	1.6%
QIAGEN N.V.	1.5%
iShares Russell 2000 ETF	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060421
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class ADV
Trading Symbol	ILUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 1,572,356,956
Holdings Count | Holding	3,893
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,572,356,956 # of Portfolio Holdings3,893 Portfolio Turnover Rate232%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(17.0)%
Municipal Bonds	0.5%
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	1.6%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.3%
U.S. Government Agency Obligations	26.0%
U.S. Treasury Obligations	36.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	9.7%
United States Treasury Notes, 4.250%, 06/30/29	8.9%
United States Treasury Notes, 2.875%, 04/30/25	6.3%
United States Treasury Notes, 4.625%, 06/30/26	4.8%
United States Treasury Bonds, 4.625%, 05/15/44	1.9%
United States Treasury Notes, 4.375%, 05/15/34	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.4%
Uniform Mortgage-Backed Securities, 2.000%, 01/01/52	1.4%
United States Treasury Notes, 4.250%, 06/30/31	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060422
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class I
Trading Symbol	ILBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 1,572,356,956
Holdings Count | Holding	3,893
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,572,356,956 # of Portfolio Holdings3,893 Portfolio Turnover Rate232%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(17.0)%
Municipal Bonds	0.5%
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	1.6%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.3%
U.S. Government Agency Obligations	26.0%
U.S. Treasury Obligations	36.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	9.7%
United States Treasury Notes, 4.250%, 06/30/29	8.9%
United States Treasury Notes, 2.875%, 04/30/25	6.3%
United States Treasury Notes, 4.625%, 06/30/26	4.8%
United States Treasury Bonds, 4.625%, 05/15/44	1.9%
United States Treasury Notes, 4.375%, 05/15/34	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.4%
Uniform Mortgage-Backed Securities, 2.000%, 01/01/52	1.4%
United States Treasury Notes, 4.250%, 06/30/31	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000060423
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S
Trading Symbol	ILABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,572,356,956
Holdings Count | Holding	3,893
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,572,356,956 # of Portfolio Holdings3,893 Portfolio Turnover Rate232%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(17.0)%
Municipal Bonds	0.5%
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	1.6%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.3%
U.S. Government Agency Obligations	26.0%
U.S. Treasury Obligations	36.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	9.7%
United States Treasury Notes, 4.250%, 06/30/29	8.9%
United States Treasury Notes, 2.875%, 04/30/25	6.3%
United States Treasury Notes, 4.625%, 06/30/26	4.8%
United States Treasury Bonds, 4.625%, 05/15/44	1.9%
United States Treasury Notes, 4.375%, 05/15/34	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.4%
Uniform Mortgage-Backed Securities, 2.000%, 01/01/52	1.4%
United States Treasury Notes, 4.250%, 06/30/31	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074923
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S2
Trading Symbol	IUSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,572,356,956
Holdings Count | Holding	3,893
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,572,356,956 # of Portfolio Holdings3,893 Portfolio Turnover Rate232%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(17.0)%
Municipal Bonds	0.5%
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	1.6%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.3%
U.S. Government Agency Obligations	26.0%
U.S. Treasury Obligations	36.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	9.7%
United States Treasury Notes, 4.250%, 06/30/29	8.9%
United States Treasury Notes, 2.875%, 04/30/25	6.3%
United States Treasury Notes, 4.625%, 06/30/26	4.8%
United States Treasury Bonds, 4.625%, 05/15/44	1.9%
United States Treasury Notes, 4.375%, 05/15/34	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.4%
Uniform Mortgage-Backed Securities, 2.000%, 01/01/52	1.4%
United States Treasury Notes, 4.250%, 06/30/31	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
S000079411
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series EM Portfolio
Class Name	VACS Index Series
Trading Symbol	VVIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 325,745,961
Holdings Count | Holding	1,088
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$325,745,961 # of Portfolio Holdings1,088 Portfolio Turnover Rate4%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Thailand	1.3%
Indonesia	1.5%
Mexico	2.1%
South Africa	2.6%
United States	3.4%
Saudi Arabia	3.8%
Brazil	4.1%
South Korea	11.7%
India	18.5%
Taiwan	18.6%
China	22.0%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	4.0%
Alibaba Group Holding Ltd.	1.8%
Reliance Industries Ltd.	1.5%
SK hynix, Inc.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.1%
PDD Holdings, Inc.	1.0%
ICICI Bank Ltd.	1.0%
Meituan - Class B	0.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
S000079412
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series I Portfolio
Class Name	VACS Index Series
Trading Symbol	VVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 1,631,851,265
Holdings Count | Holding	751
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,631,851,265 # of Portfolio Holdings751 Portfolio Turnover Rate2%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Sweden	3.1%
United States	3.4%
Denmark	3.8%
Netherlands	5.3%
Australia	7.0%
Germany	8.3%
Switzerland	9.8%
France	10.7%
United Kingdom	13.4%
Japan	21.9%

Largest Holdings [Text Block]

Top 10 Holdings

Novo Nordisk A/S - Class B	2.7%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.3%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
Novartis AG	1.2%
SAP SE	1.2%
Roche Holding AG	1.1%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
S000079413
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series MC Portfolio
Class Name	VACS Index Series
Trading Symbol	VVIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 550,344,031
Holdings Count | Holding	817
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$550,344,031 # of Portfolio Holdings817 Portfolio Turnover Rate20%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	1.0%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.0%
Arthur J Gallagher & Co.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.4%
Microchip Technology, Inc.	0.4%
Ross Stores, Inc.	0.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
S000079414
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series SC Portfolio
Class Name	VACS Index Series
Trading Symbol	VVICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 263,346,965
Holdings Count | Holding	1,765
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$263,346,965 # of Portfolio Holdings1,765 Portfolio Turnover Rate10%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	4.0%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Fannie Mae	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports